FINANCIAL ASSETS AND LIABILITIES - Interest Rate Risk Management (Details) - USD ($) $ in Thousands	Dec. 31, 2022	Dec. 31, 2021
Interest rate swaps
Derivative [Line Items]
Notional Amount	$ 500,000	$ 500,000
Designated as Hedging Instrument | Interest rate swaps
Derivative [Line Items]
Notional Amount	500,000
Designated as Hedging Instrument | 2.41% Interest rate swap
Derivative [Line Items]
Notional Amount	$ 50,000
Fixed Interest Rate	2.41%
Designated as Hedging Instrument | 2.58% Interest rate swap
Derivative [Line Items]
Notional Amount	$ 50,000
Fixed Interest Rate	2.58%
Designated as Hedging Instrument | 1.39% Interest rate swap
Derivative [Line Items]
Notional Amount	$ 50,000
Fixed Interest Rate	1.39%
Designated as Hedging Instrument | 1.29% Interest rate swap
Derivative [Line Items]
Notional Amount	$ 50,000
Fixed Interest Rate	1.29%
Designated as Hedging Instrument | 2.51% Interest rate swap
Derivative [Line Items]
Notional Amount	$ 100,000
Fixed Interest Rate	2.51%
Designated as Hedging Instrument | 0.94% Interest rate swap
Derivative [Line Items]
Notional Amount	$ 50,000
Fixed Interest Rate	0.94%
Designated as Hedging Instrument | 0.74% Interest rate swap
Derivative [Line Items]
Notional Amount	$ 50,000
Fixed Interest Rate	0.74%
Designated as Hedging Instrument | 2.17% Interest rate swap
Derivative [Line Items]
Notional Amount	$ 50,000
Fixed Interest Rate	2.17%
Designated as Hedging Instrument | 1.77% Interest rate swap
Derivative [Line Items]
Notional Amount	$ 50,000
Fixed Interest Rate	1.77%